Derivatives - Underlying CPI Index (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Market value	$ 581.8	$ 382.7
Net gains (losses) on investments	3,445.1	313.1
CPI-linked derivatives
Disclosure of financial assets [line items]
Notional amount	61,952.5	74,906.0
Cost	237.3	347.5
Market value	$ 0.7	$ 2.8